Note 16 - Commitments - Future Minimum Lease Payments for All Noncancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 1,420
2019	897
2020	353
2021	13
Total minimum lease payments	$ 2,683